Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 1,423	$ 4,638,218	$ (5,104,316)	$ (464,675)
Balance, shares at Dec. 31, 2021	14,221,814
Stock-based compensation		259,300		259,300
Stock purchased by investors	$ 61	60,439		60,500
Stock purchased by investors, shares	60,500
Exercise of options and warrants	$ 5	49,995		50,000
Exercise of warrants and options, shares	50,000
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 94	939,708		939,802
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	939,802
Issuance of shares upon acquisition of DNA/GPS	$ 200	1,999,800		$ 2,000,000
Issuance of shares upon acquisition of DNA/GPS, shares				2,000,000
Net loss			(3,913,990)	$ (3,913,990)
Balance at Dec. 31, 2022	$ 1,783	7,947,460	(9,018,306)	(1,069,063)
Balance, shares at Dec. 31, 2022	17,272,116
Stock-based compensation		664,208		664,208
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 36	1,090,051		1,090,087
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	363,362
Net loss			(2,090,889)	(2,090,889)
Balance at Dec. 31, 2023	$ 1,819	$ 9,701,719	$ (11,109,195)	$ (1,405,657)
Balance, shares at Dec. 31, 2023	17,635,478